Net Income (loss) Per Share	12 Months Ended
Dec. 31, 2012
Net Income (loss) Per Share
Net Income (loss) Per Share

14.  Net Income (loss) Per Share

The Group has used the two-class method of computing earnings per share for 2010 as its Series A convertible preferred shares participate in undistributed earnings on the same basis as the ordinary shares. Under this method, net income applicable to holders of ordinary shares is allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class may share in income for the period had it been distributed. Losses are not allocated to the participating securities. Diluted earnings per share are computed using the more dilutive of (a) the two-class method or (b) the if-converted method.

The following table is a reconciliation of the net income and share amounts used in the calculation of basic net income per share and diluted net income per share:

	Year Ended December 31,
	2010	2011	2012
	RMB except share amounts and per share amounts
Basic net income (loss) per share:
Consolidated net income (loss)	62,810	(6,950)	75,636
Less: Amounts allocated to preferred shares for participating rights to dividends	(12,987)	—	—
Net income (loss) attributable to ordinary shareholders — basic	49,823	(6,950)	75,636
Weighted average ordinary shares outstanding — basic	68,124,712	103,584,061	104,115,531
Net income (loss) per share — basic	0.73	(0.07)	0.73

Diluted net income (loss) per share:
Net income (loss) attributable to ordinary shareholders — basic	49,823	(6,950)	75,636
Net income (loss) attributable to ordinary shareholders — diluted	49,823	(6,950)	75,636

Weighted average ordinary shares outstanding — basic	68,124,712	103,584,016	104,115,531
Options	2,379,082	—	924,879
Weighted average ordinary shares outstanding — diluted	70,503,794	103,584,016	105,040,410
Net income (loss) per share — diluted	0.71	(0.07)	0.72

For the year ended December 31, 2011, 7,459,463 shares issuable upon the assumed exercise of options or vesting of restricted shares were not included in the computation of diluted earnings per share as their effects would have been anti-dilutive.